ADVANCES FROM THE FEDERAL HOME LOAN BANK - Borrowings require principal payments (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Advances From Federal Home Loan Bank [Abstract]
2012	$ 5,065	$ 5,330
2013	5,252	5,527
2014	5,447	5,731
2015	2,902	5,943
Thereafter	5,648	8,796
Advances from the Federal Home Loan Bank	$ 24,314	$ 31,327